Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended	51 Months Ended	60 Months Ended	77 Months Ended	101 Months Ended	107 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000175723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	23.51%			17.52%			18.91%
C000175724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	11.02%			11.92%			8.91%
C000175725 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	8.51%			5.95%			10.48%
C000175726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	9.70%			12.36%			7.93%
C000175727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	6.32%			10.06%			8.70%
C000183268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	23.63%			12.51%		7.78%
C000183269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	24.42%			6.94%		6.62%
C000206035 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	17.72%			14.78%	15.35%
C000227558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	10.49%		9.94%
C000227560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	23.57%		11.31%
C000228786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	4.75%	7.26%
C000230537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	26.72%	13.11%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%		12.61%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	21.89%	12.30%		17.32%	17.18%		15.19%
Nuveen ESG USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Small‑Cap Index
Average Annual Return, Percent	6.62%			10.37%			9.07%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Average Annual Return, Percent	23.03%			12.33%		7.42%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	27.91%			7.46%		6.47%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	11.95%	11.80%
Nuveen ESG USA Large Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Large‑Cap Growth Index
Average Annual Return, Percent	23.96%			17.89%			19.32%
MSCI USA Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Growth Index
Average Annual Return, Percent	34.61%			19.69%			20.35%
MSCI USA Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Index
Average Annual Return, Percent	8.79%			14.02%			9.39%
Nuveen ESG USA Large Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Large‑Cap Value Index
Average Annual Return, Percent	11.35%			12.26%			9.27%
Nuveen ESG USA Mid Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Mid‑Cap Growth Index
Average Annual Return, Percent	8.88%			6.28%			10.88%
MSCI USA Mid Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid‑Cap Growth Index
Average Annual Return, Percent	20.09%			12.20%			13.54%
MSCI USA Mid Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid‑Cap Value Index
Average Annual Return, Percent	5.20%			12.45%			7.88%
Nuveen ESG USA Mid Cap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Mid‑Cap Value Index
Average Annual Return, Percent	10.08%			12.73%			8.33%
MSCI USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Small‑Cap Index
Average Annual Return, Percent	12.01%			12.74%			9.76%
Nuveen ESG International Developed Markets Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG International Developed Markets Equity Index
Average Annual Return, Percent	24.05%			12.82%		8.08%
Nuveen ESG Emerging Markets Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG Emerging Markets Equity Index
Average Annual Return, Percent	24.94%			7.88%		7.50%
Nuveen ESG USA Large Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Large‑Cap Index
Average Annual Return, Percent	17.98%			15.04%	15.60%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	30.52%	14.85%	14.55%
Nuveen ESG USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA High Dividend Yield Index
Average Annual Return, Percent	5.02%	7.54%